9. Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax
Income tax charge for the year	$ (1,350,540)	$ (485,279)	$ (462,872)
Adjustment related to current income tax for the prior year	32,561	938	2,845
Deferred income tax
Related to the net variation in temporary differences	266,083	(233,298)	(165,424)
Income tax for the year	$ (1,051,896)	$ (717,639)	$ (625,451)